Share-based payments - Unrecognised Share-based Compensation Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Unrecognised Share-based Compensation Cost
Unrecognised expense	$ 8,830	$ 14,248
2010 Plan | Time Vesting Employee Stock Option
Unrecognised Share-based Compensation Cost
Unrecognised expense	0	8
2010 Plan | Performance Vesting Employee Stock Option
Unrecognised Share-based Compensation Cost
Unrecognised expense	0	8,689
EDIP | Time Vesting Shares
Unrecognised Share-based Compensation Cost
Unrecognised expense	2,040	2,098
ELTIP | Time Vesting Shares
Unrecognised Share-based Compensation Cost
Unrecognised expense	2,988	21
ELTIP | Performance Shares
Unrecognised Share-based Compensation Cost
Unrecognised expense	$ 3,802	$ 3,432